Derivatives and hedging activities (Details 3) - CHF (SFr) SFr in Billions	Jun. 30, 2015	Dec. 31, 2014
Contingent credit risk
Current net exposure	SFr 14.4	SFr 15.1
Collateral posted	13.4	13.1
Additional collateral required in a one-notch downgrade event	1.2	1.3
Additional collateral required in a two-notch downgrade event	2.6	3.2
Additional collateral required in a three-notch downgrade event	3.6	4.4
Bilateral counterparties
Contingent credit risk
Current net exposure	13.5	14.0
Collateral posted	12.8	12.2
Additional collateral required in a one-notch downgrade event	0.7	0.7
Additional collateral required in a two-notch downgrade event	1.9	2.2
Additional collateral required in a three-notch downgrade event	2.3	2.7
Special purpose entities
Contingent credit risk
Current net exposure	0.6	0.8
Collateral posted	0.6	0.9
Additional collateral required in a one-notch downgrade event	0.5	0.5
Additional collateral required in a two-notch downgrade event	0.7	0.8
Additional collateral required in a three-notch downgrade event	1.2	1.4
Accelerated terminations
Contingent credit risk
Current net exposure	0.3	0.3
Additional collateral required in a one-notch downgrade event	0.0	0.1
Additional collateral required in a two-notch downgrade event	0.0	0.2
Additional collateral required in a three-notch downgrade event	SFr 0.1	SFr 0.3